RESTRICTED CASH - Movement in Restricted Cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash And Cash Equivalents [Roll Forward]
Balance at beginning of year	$ 20,042	$ 0
Additions	680	229
Foreign currency translation	1,471	187
Replaced with surety bonds	0	(7,846)
Restricted cash, end of year	22,193	20,042
Newmarket Gold Inc
Restricted Cash And Cash Equivalents [Roll Forward]
Acquired as part of acquisition note	0	19,369
St Andrew Goldfields Ltd.
Restricted Cash And Cash Equivalents [Roll Forward]
Acquired as part of acquisition note	$ 0	$ 8,103